Consolidated Statement of Stockholders' Equity (Deficit) (USD $)	Total	Common Stock	Common Stock Subscribed	Additional Paid in Capital	Deficit Accumulated During the Development Stage
Balance at Mar. 23, 2010	$ 100	$ 0	$ 0	$ 100	$ 0
Balance (in shares) at Mar. 23, 2010		0
Net loss	(300,589)	0	0	0	(300,589)
Balance at Dec. 31, 2010	(300,489)	0	0	100	(300,589)
Balance (in shares) at Dec. 31, 2010		0
Issuance of common stock (in shares)		35,284,000
Issuance of common stock	0	35,284	(35,284)	0	0
Net loss	(590,215)	0	0	0	(590,215)
Balance at Dec. 31, 2011	(890,704)	35,284	(35,284)	100	(890,804)
Balance (in shares) at Dec. 31, 2011		35,284,000
Net loss	(398,209)	0	0	0	(398,209)
Balance at Jun. 30, 2012	(1,288,913)	35,284	(35,284)	100	(1,289,013)
Balance (in shares) at Jun. 30, 2012		35,284,000
Stock-based compensation	3,687,502	0	0	3,687,502	0
Warrant expense	191,126	0	0	191,126	0
Conversion of equity in reverse merger acquisition	(24,470)	4,716	35,284	(64,470)	0
Conversion of equity in reverse merger acquisition (in shares)		4,716,000
Net loss	(6,727,457)	0	0	0	(6,727,457)
Balance at Jun. 30, 2013	$ (4,162,212)	$ 40,000	$ 0	$ 3,814,258	$ (8,016,470)
Balance (in shares) at Jun. 30, 2013		40,000,000